As filed with the Securities and Exchange Commission on May 16, 2012

Securities Act File No. 333-27925

Investment Company Act File No. 811-08231

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☐

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of Registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, New York 11791-9006

(Address of principal executive offices)

(516) 390-5555

Registrant’s Telephone Number

Copies to:

Mr. David Lerner David Lerner Associates, Inc. 477 Jericho Turnpike Syosset, New York 11791	Thomas Westle, Esq. Blank Rome LLP 405 Lexington Avenue New York, NY 10174
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 28 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 27 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Syosset, and State of New York on the 16th day of May 2012.

Spirit of America Investment Fund, Inc. Registrant

By:	David Lerner*
David Lerner, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

David Lerner* David Lerner	Director, Chairman of the Board and President (principal executive officer)	May 16, 2012

Allen Kaufman* Allen Kaufman	Director	May 16, 2012

Daniel Lerner* Daniel Lerner	Director	May 16, 2012

Stanley Thune* Stanley Thune	Director	May 16, 2012

Richard Weinberger* Richard Weinberger	Director	May 16, 2012

Alan Chodosh* Alan Chodosh	Treasurer (principal financial officer and principal accounting officer)	May 16, 2012

*By:	/s/ Joseph Pickard
Joseph Pickard, as Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Label Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase